Change in working capital	12 Months Ended
Dec. 31, 2023
Change In Working Capital [Abstract]
Change in working capital	35. Change in working capital

Figures in million - SA rand	2023	2022	2021
Inventories	1,513	605	1,384
Trade and other receivables	1,328	116	(510)
Trade and other payables	(1,091)	(335)	1,581
Total change in working capital	1,750	386	2,455